Income Taxes - Provision For Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current:
State	$ 0	$ 56	$ 89
Foreign	66	104	170
Current income tax provision	66	160	259
Deferred:
Federal	(95)	61	218
State	(4)	(81)	(50)
Foreign	0	(2)	(70)
Deferred income tax (benefit) provision	(99)	(22)	98
Total income tax (benefit) provision	$ (33)	$ 138	$ 357